Trade accounts receivables - Movement in the Allowance for Expected Credit Losses of Trade Receivables (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Beginning balance	R$ 108,434	R$ 80,418
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	82,946	94,093
Reversal, allowance account for credit losses of financial assets	(17,668)	(13,181)
Utilisation, allowance account for credit losses of financial assets	(56,159)	(52,896)
Ending balance	R$ 117,553	R$ 108,434